United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—56.3%
		Aerospace & Defense—0.3%
$150,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	$159,187
		Air Transportation—0.1%
40,000		Gol Finance, Sr. Unsecd. Note, Series 144A, 7.00%, 1/31/2025	39,600
		Automotive—0.3%
200,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 3.10%, 4/5/2022	196,124
		Banking—15.8%
200,000		Access Bank PLC, Sr. Unsecd. Note, Series REGS, 10.50%, 10/19/2021	225,002
200,000		ADCB Finance Cayman Ltd., Series EMTN, 4.50%, 3/6/2023	204,348
200,000		Akbank TAS, Sub., Series 144A, 6.797%, 4/27/2028	202,457
200,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.00%, 2/3/2167	208,059
200,000		Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Note, 6.125%, 2/16/2067	204,000
200,000		Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	211,000
ARS 4,600,000	[1]	Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 23.708%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS + 2.50%), 1/12/2020	229,733
1,800,000	[1]	Banco Hipotecario SA, Unsecd. Note, Series 144A, 26.771%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS + 4.00%), 11/7/2022	91,035
5,000,000		Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	234,899
$200,000		Banco Mercantil Del Nort, Sub., Series REGS, 5.75%, 10/4/2031	199,740
200,000		Banco Safra SA (CI), Sr. Unsecd. Note, Series 144A, 4.125%, 2/8/2023	197,900
215,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	224,072
300,000		Bank of East Asia Ltd./The, Sub., 4.00%, 11/3/2026	297,068
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	198,500
100,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	106,725
150,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	160,125
200,000		Caixa Economica Federal, Sr. Unsecd. Note, Series 144A, 4.25%, 5/13/2019	202,180
200,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	212,150
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	201,852
50,000		Compania General de Combustibles SA, Sr. Unsecd. Note, Series REGS, 9.50%, 11/7/2021	53,031
200,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	202,213
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, Series 144A, 5.55%, 2/14/2023	199,846
200,000		DBS Group Holdings Ltd., Jr. Sub. Note, Series GMTN, 3.60%, 3/7/2066	196,380
200,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.75%, 7/20/2166	205,416
200,000		HSBC Holdings PLC, Jr. Sub. Note, 6.00%, 11/22/2066	203,750
100,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	105,973
400,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	383,975
200,000		Industrial and Commercial Bank of China Ltd., Series REGS, 4.875%, 9/21/2025	205,966
150,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	149,063
200,000		Intesa Sanpaolo SpA, Sr. Unsecd. Note, Series 144A, 3.875%, 1/12/2028	190,633
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	212,900
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	204,537
300,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	308,639
200,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.125%, 9/29/2023	196,114
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, Series REGS, 4.00%, 8/15/2026	194,342
200,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	205,260

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$200,000	Turkiye Garanti Bankasi AS, Sub., Series 144A, 6.125%, 5/24/2027	$198,663
200,000	Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	203,254
200,000	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	201,458
200,000	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2023	196,830
200,000	United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	208,770
200,000	Vnesheconombank (VEB), Bank Guarantee, Series REGS, 6.80%, 11/22/2025	228,315
200,000	VTB Bank OJSC, Series REGS, 9.50%, 12/6/2066	225,079
200,000	Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.85%, 6/21/2024	197,252
200,000	Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	209,249
	TOTAL	9,097,753
	Beverage & Tobacco—0.2%
100,000	Corp Lindley SA, Sr. Unsecd. Note, Series REGS, 4.625%, 4/12/2023	102,950
	Building Materials—0.4%
200,000	Cemex, Sab De Cv, Series REGS, 6.125%, 5/5/2025	211,500
	Cable & Wireless Television—0.4%
200,000	VTR Finance B.V., Series REGS, 6.875%, 1/15/2024	209,000
	Chemicals & Plastics—3.0%
200,000	Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	210,250
200,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/10/2028	193,950
200,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	190,457
200,000	Cydsa SAB de CV, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2027	200,750
200,000	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	224,520
200,000	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2048	190,800
500,000	Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.50%, 11/12/2020	515,907
	TOTAL	1,726,634
	Conglomerates—0.4%
200,000	Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	209,000
	Consumer Products—0.2%
90,000	Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	98,958
	Finance—2.0%
200,000	Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	205,104
200,000	Gazprombk (GPB Finance), Sub. Note, 7.875%, 4/25/2066	201,487
200,000	Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 4/11/2024	210,500
200,000	MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2066	201,324
150,000	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	148,125
200,000	Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, Series 144A, 7.00%, 1/15/2025	198,500
	TOTAL	1,165,040
	Financial Intermediaries—0.7%
200,000	Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	196,793
200,000	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	211,940
	TOTAL	408,733
	Food Products—2.1%
100,000	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	106,125
100,000	BFF International Ltd., Sr. Unsecd. Note, Series REGS, 7.25%, 1/28/2020	106,125
400,000	JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	410,500
200,000	MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	216,045
200,000	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.50%, 9/20/2026	199,250

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Food Products—continued
$200,000	Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	$196,000
	TOTAL	1,234,045
	Forest Products—0.4%
200,000	Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	231,900
	Industrial Products & Equipment—0.4%
200,000	Grupo Kuo S.A.B. de C.V., Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	203,630
	Metals & Mining—3.2%
200,000	CSN Resources SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/13/2023	197,000
200,000	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	205,250
200,000	Gerdau Trade, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 10/24/2027	199,750
200,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	226,000
200,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	202,089
200,000	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	200,604
200,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	197,807
80,000	Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	85,656
100,000	Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	130,500
200,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/9/2024	201,632
	TOTAL	1,846,288
	Oil & Gas—10.3%
200,000	Abu Dhabi Crude Oil Pipeline, Series 144A, 4.60%, 11/2/2047	195,627
300,000	CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	306,483
200,000	Ecopetrol SA, Note, 7.625%, 7/23/2019	212,000
200,000	Equate Petrochemical BV, Sr. Unsecd. Note, Series REGS, 4.25%, 11/3/2026	199,253
200,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2025	195,500
200,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	202,000
200,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.75%, 4/19/2047	202,295
168,000	Odebrecht Drill VIII/IX, Series 144A, 6.35%, 12/1/2021	164,640
200,000	Oil & Gas Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 10/25/2027	202,390
200,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	210,345
200,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.75%, 2/1/2029	192,800
50,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	47,312
200,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	216,800
50,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	58,742
150,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	154,875
640,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	652,416
200,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	219,980
200,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 5.35%, 2/12/2028	197,500
200,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.35%, 2/12/2048	195,500
225,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	240,469
250,000	Puma International Financing SA, Sr. Unsecd. Note, Series 144A, 5.125%, 10/6/2024	253,304
200,000	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	200,069
200,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	192,450
200,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	222,122
200,000	State Oil Co of the Azer, Series EMTN, 4.75%, 3/13/2023	200,324
200,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 4/15/2022	203,500
200,000	Turkiye Petrol Rafinerileri AS, Sr. Unsecd. Note, Series 144A, 4.50%, 10/18/2024	194,154
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 6.95%, 7/21/2027	201,940
	TOTAL	5,934,790

Principal, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Paper Products—0.4%
$200,000	Fibria Overseas Finance, Sr. Unsecd. Note, 5.50%, 1/17/2027	$211,020
	Printing & Publishing—0.3%
200,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	203,502
	Rail Industry—0.3%
200,000	Rusal, Sr. Unsecd. Note, Series 144A, 4.85%, 2/1/2023	194,650
	Real Estate—3.4%
200,000	Alpha Star Holding Ltd., 4.97%, 4/9/2019	201,287
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	302,163
200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	208,044
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.50%, 5/28/2019	203,730
200,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	191,044
140,000	Franshion Brilliant Ltd., 5.75%, 3/19/2019	143,434
300,000	Franshion Brilliant Ltd., Sub. Note, 5.75%, 7/17/2066	303,028
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	197,497
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	202,018
	TOTAL	1,952,245
	Retailers—0.8%
200,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	186,000
300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	292,283
	TOTAL	478,283
	Sovereign—0.3%
200,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series 144A, 4.85%, 11/17/2027	200,439
	State/Provincial—1.0%
200,000	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.90%, 11/1/2027	199,000
200,000	Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	221,000
150,000	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	156,855
	TOTAL	576,855
	Technology Services—1.9%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	191,095
300,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	299,738
200,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	191,095
200,000	Lenovo Group Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 3/16/2022	196,778
200,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.595%, 1/19/2028	194,477
	TOTAL	1,073,183
	Telecommunications & Cellular—4.4%
MXN 13,400,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	686,490
$200,000	Bharti Airtel Ltd., Sr. Unsecd. Note, Series 144A, 4.375%, 6/10/2025	197,612
200,000	Comcel Trust, Series REGS, 6.875%, 2/6/2024	210,250
300,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	322,605
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	214,341
200,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, Series 144A, 8.50%, 7/13/2022	212,683
200,000	Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	198,940
300,000	Turk Telekomunikasyon AS, Sr. Unsecd. Note, Series REGS, 4.875%, 6/19/2024	299,675
200,000	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	199,176
	TOTAL	2,541,772
	Transportation—0.3%
200,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 5.875%, 1/18/2025	198,375

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—3.0%
$400,000		Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series REGS, 4.375%, 6/22/2026	$400,464
267,000		Azure Power Energy Ltd., Series 144A, 5.50%, 11/3/2022	266,466
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	201,000
50,000		Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	54,111
200,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 144A, 4.25%, 8/14/2028	197,252
200,000		Neerg Energy Ltd., Sr. Secd. Note, Series 144A, 6.00%, 2/13/2022	201,322
200,000		State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	193,987
200,000		Yingde Gases Investment Ltd., Series 144A, 6.25%, 1/19/2023	201,025
		TOTAL	1,715,627
		TOTAL CORPORATE BONDS (IDENTIFIED COST $32,698,748)	32,421,083
		FOREIGN GOVERNMENTS/AGENCIES—40.9%
		Sovereign—40.9%
200,000		Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	191,802
200,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	203,700
200,000		Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	186,900
225,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	228,602
200,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	183,100
200,000		Argentina, Government of, Sr. Unsecd. Note, 8.00%, 10/8/2020	220,500
200,000		Bahrain, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 10/12/2028	197,482
200,000		Belarus, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 2/28/2030	200,723
BRL 8,750,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	2,845,643
9,900,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	3,187,999
$200,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	192,400
250,000		Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	286,875
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, 6.00%, 4/28/2028	279,398
$200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 5.50%, 1/27/2025	206,250
100,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.95%, 1/25/2027	105,850
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	217,500
200,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 8.875%, 10/23/2027	211,000
200,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 5.577%, 2/21/2023	203,386
200,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	223,908
EGP 4,600,000	[2]	Egypt, Government of, Unsecd. Note, 18.10%, 3/13/2018	259,455
8,100,000	[2]	Egypt, Government of, Unsecd. Note, 18.10%, 4/10/2018	450,677
6,400,000	[2]	Egypt, Government of, Unsecd. Note, 18.45%, 5/8/2018	351,325
5,850,000	[2]	Egypt, Government of, Unsecd. Note, 17.40%, 6/26/2018	313,861
$200,000		Gabon, Government of, Series REGS, 6.375%, 12/12/2024	196,540
300,000		Ghana, Government of, Series REGS, 7.875%, 8/7/2023	324,702
200,000		Ghana, Government of, Sr. Unsecd. Note, Series REGS, 9.25%, 9/15/2022	224,790
200,000		Hungary, Government of, Sr. Unsecd. Note, 5.375%, 3/25/2024	218,514
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 1/17/2042	210,207
250,000		Iraq, Government of, Unsecd. Note, Series REGS, 5.80%, 1/15/2028	241,122
138,915		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 12/31/2032	134,240
200,000		Jordan, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 10/10/2047	211,048
200,000		Kenya, Government of, Sr. Unsecd. Note, Series 144A, 7.25%, 2/28/2028	202,400
200,000		Kenya, Government of, Sr. Unsecd. Note, Series 144A, 8.25%, 2/28/2048	205,184
400,000		Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	393,000
200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.25%, 11/4/2024	189,378

Principal, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Mexico, Government of, 3.75%, 1/11/2028	$191,600
200,000		Mexico, Government of, 4.00%, 10/2/2023	203,800
200,000		Mexico, Government of, 4.75%, 3/8/2044	192,500
MXN12,930,000		Mexico, Government of, 6.50%, 6/10/2021	664,805
$200,000		Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	186,800
500,000		Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 7.696%, 2/23/2038	518,750
200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/17/2028	199,000
200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/17/2048	198,700
200,000		Pakistan, Government of, Sr. Unsecd. Note, Series 144A, 6.875%, 12/5/2027	197,011
PLN 1,900,000		Poland, Government of, Unsecd. Note, 2.50%, 7/25/2027	521,058
$200,000		Russia, Government of, Series REGS, 5.625%, 4/4/2042	220,493
200,000		Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	207,884
200,000		Russia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 6/23/2047	207,884
RUB 45,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	815,477
32,800,000		Russia, Government of, Unsecd. Note, 7.10%, 10/16/2024	592,838
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series REGS, 4.50%, 10/26/2046	189,248
200,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	202,220
200,000		South Africa, Government of, Sr. Unsecd. Note, 4.875%, 4/14/2026	200,476
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.65%, 9/27/2047	197,020
ZAR 6,880,000		South Africa, Government of, Unsecd. Note, 8.25%, 3/31/2032	558,568
$300,000		Sri Lanka, Government of, Series REGS, 6.85%, 11/3/2025	314,092
200,000		Turkey, Government of, 5.125%, 2/17/2028	190,988
300,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	245,646
TRY 5,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	1,250,164
$100,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2022	105,488
100,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.75%, 9/1/2019	104,210
325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	219,375
UYU 3,400,000		Uruguay, Government of, Series 144A, 9.875%, 6/20/2022	122,617
6,377,726		Uruguay, Government of, Sr. Unsecd. Note, 4.375%, 12/15/2028	247,145
$400,000		Zambia, Government of, Series REGS, 5.375%, 9/20/2022	378,496
200,000		Zambia, Government of, Series 144A, 8.97%, 7/30/2027	213,380
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,656,497)	23,557,194
		U.S. TREASURY—0.3%
150,000	[4]	United States Treasury Note, 0.75%, 10/31/2018 (IDENTIFIED COST $148,811)	148,800
		INVESTMENT COMPANY—0.5%
320,243		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[5] (IDENTIFIED COST $320,243)	320,243
		TOTAL INVESTMENT IN SECURITIES—98.0% (IDENTIFIED COST $58,824,299)	56,447,320
		OTHER ASSETS AND LIABILITIES - NET—2.0%[6]	1,137,779
		TOTAL NET ASSETS—100%	$57,585,099
The average market value of purchased options held by the Fund throughout the period was $2,757. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
3U.S. Treasury Notes 10-Year, Long Futures	10	$1,280,625	June 2018	$788
The average notional value of long futures contracts held by the Fund throughout the period was $645,664. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2018, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2018[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays	CDX Index EM 28	Buy	1.00%	12/20/2022	1.22%	$3,395,000	$33,102	$131,842	$(98,740)
Barclays	Republic of Korea	Buy	1.00%	12/20/2022	0.50%	$300,000	$(6,721)	$(4,203)	$(2,518)
Barclays	Republic of Turkey	Buy	1.00%	12/20/2022	1.69%	$100,000	$2,967	$3,883	$(916)
TOTAL CREDIT DEFAULT SWAPS							$29,348	$131,522	$(102,174)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	1M MXIBTIIE	Pay	6.07%	9/24/2021	MXN 20,000,000	$(52,862)	$(52,862)
HSBC	MXIBTIIE	Pay	6.19%	7/20/2026	MXN 23,000,000	$(126,044)	$(126,044)
						$(178,906)	$(178,906)
Centrally Cleared Swaps:
LCH	6M WIBOR	Pay	2.47%	1/25/2023	PLN 3,800,000	$(3,513)	$(3,513)
LCH	3M JIBAR	Pay	8.26%	4/3/2027	ZAR 10,000,000	$34,158	$34,158
CME	Brazil Cetip Interbank	Receive	10.49%	1/2/2025	BRL 4,000,000	$(52,899)	$(52,899)
						$(22,254)	$(22,254)
TOTAL INTEREST RATE SWAPS						$(201,160)	$(201,160)
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $3,971,250 and $195,211, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/9/2018	Credit Agricole	2,000,000 PLN	$588,856	$(4,439)
3/19/2018	Goldman Sachs	4,650,000 TRY	$1,211,398	$4,552
4/25/2018	BNP Paribas	5,724,000 ARS	$300,000	$(23,998)
4/26/2018	Credit Agricole	1,800,000 PLN	$531,162	$(4,690)
5/3/2018	BNP Paribas	16,975,000 RUB	$288,290	$10,627
5/22/2018	BNP Paribas	32,600,000 MXN	$1,723,580	$(17,674)
5/31/2018	BNP Paribas	3,537,700 ARS	$170,000	$(3,101)
5/31/2018	BNP Paribas	8,920,000 ARS	$427,203	$(6,382)
8/2/2018	Bank of America	1,910,000 BRL	469,230 EUR	$(686)
Contracts Sold:
3/19/2018	Citibank	4,650,000 TRY	$1,170,358	$(45,593)
4/26/2018	Goldman Sachs	1,800,000 PLN	$537,045	$10,574
4/30/2018	Bank of America	850,000,000 COP	$299,755	$3,781
5/3/2018	BNP Paribas	33,950,000 RUB	$596,923	$(912)
8/6/2018	Citibank	475,000 EUR	11,431,844 MXN	$4,119
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(73,822)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $121,816 and $97,458, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2017	1,588,079
Purchases/Additions	10,811,229
Sales/Reductions	(12,079,065)
Balance of Shares Held 2/28/2018	320,243
Value	$320,243
Change in Unrealized Appreciation/Depreciation	$0
Net Realized Gain/(Loss)	$(421)
Dividend Income	$6,634
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and outstanding swap contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$32,421,083	$—	$32,421,083
Foreign Governments/Agencies	—	23,557,194	—	23,557,194
U.S. Treasury	—	148,800	—	148,800
Investment Company	320,243	—	—	320,243
TOTAL SECURITIES	$320,243	$56,127,077	$—	$56,447,320
Other Financial Instruments:
Assets
Futures Contracts	$788	$—	$—	$788
Foreign Exchange Contracts	—	33,653	—	33,653
Swap Contracts	—	70,227	—	70,227
Liabilities
Foreign Exchange Contracts	—	(107,475)	—	(107,475)
Swap Contracts	—	(242,039)	—	(242,039)
TOTAL OTHER FINANCIAL INSTRUMENTS	$788	$(245,634)	$—	$(244,846)
The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
JIBAR	—Johannesburg Interbank Agreed Rate
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXIBTIIE	—Mexico Interbank TIIE 28 Day Rate
MXN	—Mexican Peso
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RUB	—Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
10
Federated International Leaders Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—86.1%
		Belgium—0.5%
105,944		Anheuser-Busch InBev NV	$11,248,871
		France—18.4%
1,434,510		Accor SA	82,873,947
1,086,751		AXA SA	34,159,903
738,637		BNP Paribas SA	58,403,593
1,507,176		Edenred	52,824,116
109,480		Kering SA	51,453,515
1,404,207		Orange SA	23,772,757
116,601		Pernod Ricard SA	19,151,193
188,000		Publicis Groupe SA	14,199,507
201,000		Societe Generale SA	11,524,280
2,376,293		Television Francaise 1 SA TF 1	33,548,114
		TOTAL	381,910,925
		Germany—10.9%
403,926		Bayerische Motoren Werke AG	42,764,434
348,421		Daimler AG	29,854,817
326,117		HeidelbergCement AG	32,889,654
2,095,517		Kloeckner & Co. SE	27,099,811
346,097		Rheinmetall AG	45,803,413
450,594		SAP SE	47,341,374
		TOTAL	225,753,503
		Hong Kong—2.2%
4,280,040		Dah Sing Financial Holdings Ltd.	27,690,643
1,065,061		Sun Hung Kai Properties Ltd.	17,674,051
		TOTAL	45,364,694
		Ireland—3.6%
3,985,050		AIB Group PLC	26,090,333
1,446,305		CRH PLC	47,694,676
		TOTAL	73,785,009
		Italy—7.5%
2,691,358		Eni SpA	44,802,540
10,773,750		Intesa Sanpaolo SpA	40,461,775
5,886,600	[1]	PRADA SpA	24,111,554
2,204,185	[2]	UniCredit SpA	46,653,839
		TOTAL	156,029,708
		Japan—2.9%
597,100		Chugai Pharmaceutical Co. Ltd.	30,837,160
788,000		Honda Motor Co., Ltd.	28,405,113
		TOTAL	59,242,273
		Netherlands—8.0%
1,131,936		ABN AMRO Group NV, GDR	35,270,911
208,781		Akzo Nobel NV	20,223,043
1,460,256		Koninklijke Philips NV	55,838,415
1,755,068		Royal Dutch Shell PLC, Class A	55,589,875
		TOTAL	166,922,244
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—2.4%
2,265,939		DBS Group Holdings Ltd.	$48,705,193
		South Korea—1.5%
14,734		Samsung Electronics Co. Ltd.	31,933,288
		Spain—1.4%
4,144,654		Banco Santander SA	28,426,209
		Sweden—1.4%
1,308,140		Assa Abloy AB, Class B	29,139,698
		Switzerland—10.1%
223,788		Cie Financiere Richemont SA	19,701,674
4,221,571	[2]	Credit Suisse Group AG	77,495,951
285,380		Ferguson PLC	20,096,685
662,435	[2]	Julius Baer Group Ltd.	42,839,037
101,750	[2]	Lonza Group AG	25,879,824
308,255		Nestle SA	24,537,144
		TOTAL	210,550,315
		United Kingdom—14.4%
1,243,813		Anglo American PLC	30,189,399
1,100,227		Ashtead Group PLC	31,724,243
506,117	[2]	AstraZeneca PLC	33,148,505
281,000	[2]	British American Tobacco PLC	16,504,150
523,744		Diageo PLC	17,750,908
4,270,000		G4S PLC	15,323,669
470,866		Imperial Brands PLC ADR	16,895,426
127,578		InterContinental Hotels Group PLC	8,251,931
4,650,548		Pagegroup PLC	34,180,408
1,839,474		Prudential PLC ADR	46,033,359
888,140		Shire PLC	37,941,491
569,504		WPP PLC	10,877,532
		TOTAL	298,821,021
		United States—0.9%
588,280		Invesco Ltd.	19,142,631
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,321,324,560)	1,786,975,582
		INVESTMENT COMPANIES—12.8%
1,401,570	[3]	Federated Government Obligations Fund, Premier Shares, 1.27%[4] (purchased with proceeds from securities lending collateral)	1,401,570
265,244,281		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[4]	265,244,281
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $266,701,830)	266,645,851
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $1,588,026,390)	2,053,621,433
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	22,991,425
		TOTAL NET ASSETS—100%	$2,076,612,858
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[2]The Tokyo Price Index, Long Futures	1,325	JPY 219,560,429	March 2018	$(2,135,280)
The average notional value of long futures contracts held by the Fund throughout the period was $210,968,243. This is based on amounts held as of each month-end throughout the three-month fiscal period.
2

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2017	54,153,083	260,062,346	314,215,429
Purchases/Additions	—	118,227,314	118,227,314
Sales/Reductions	(52,751,513)	(113,045,379)	(165,796,892)
Balance of Shares Held 2/28/2018	1,401,570	265,244,281	266,645,851
Value	$1,401,570	$265,244,281	$266,645,851
Change in Unrealized Appreciation/Depreciation	NA	$(24,450)	$(24,450)
Net Realized Gain/(Loss)	NA	$(2,948)	$(2,948)
Dividend Income	$210,458	$992,890	$1,203,348
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions
1	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$1,319,733	$1,401,570
2	Non-income-producing security.
3	All or a portion of this security is held as collateral for securities lending.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 19,142,631	$ 1,767,832,951	$—	$1,786,975,582
Investment Companies	266,645,851	—	—	266,645,851
TOTAL SECURITIES	$285,788,482	$1,767,832,951	$—	$2,053,621,433
Other Financial Instruments[1]:
Assets	$—	$—	$—	$—
Liabilities	$(2,135,280)	$—	$—	$(2,135,280)
OTHER FINANCIAL INSTRUMENTS	$(2,135,280)	$—	$—	$(2,135,280)
[1]	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
5
Federated International Small-Mid Company Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.8%
		Argentina—0.7%
16,000	[1]	Empresa Distribuidora y Comercializadora Norte SA, ADR	$925,440
10,000	[1]	Loma Negra Cia Industrial Argentina SA, ADR	217,700
		TOTAL	1,143,140
		Australia—2.3%
275,000		Bapcor Ltd.	1,220,662
217,667		Link Administration Holdings Ltd.	1,438,942
604,184		Viva Energy REIT Ltd.	945,511
		TOTAL	3,605,115
		Austria—1.4%
42,573		Erste Group Bank AG	2,162,224
		Belgium—0.8%
111,081	[1]	X-Fab Silicon Foundries SE	1,193,569
		Brazil—2.9%
140,261	[1]	Centro de Imagem Diagnosticos SA (Alliar)	667,848
315,000		Localiza Rent A Car SA	2,516,585
20,000	[1]	Pagseguro Digital Ltd., Class A	644,800
34,000		Raia Drogasil SA	814,056
		TOTAL	4,643,289
		Canada—4.0%
50,236		Canadian Western Bank	1,484,922
90,000		HudBay Minerals, Inc.	692,254
134,183	[1]	Mitel Networks Corp.	1,099,021
53,700		North West Co., Inc./The	1,147,067
91,000		Pason Systems, Inc.	1,258,058
126,000		Whitecap Resources, Inc.	741,350
		TOTAL	6,422,672
		Cayman Islands—1.0%
714,000		Nexteer Automotive Group Ltd.	1,569,691
		China—0.7%
33,800	[1]	Sohu.com, Inc.	1,137,370
		Denmark—1.0%
20,000		Chr.Hansen Holding	1,663,043
		France—10.7%
48,552		Accor SA	2,804,927
9,850		Capgemini SE	1,231,146
32,871	[1]	Criteo SA, ADR	985,801
63,000		Edenred	2,208,049
5,400		Iliad SA	1,266,330
9,000		Ingenico Group	777,725
15,237		Ipsen SA	2,232,795
19,000		LISI Link Solutions for Industry	841,907
30,000	[1]	Solutions 30 SE	1,105,461
40,000		STMicroelectronics NV	914,365
27,000	[1]	Talend SA, ADR	1,271,160
10,880		Teleperformance	1,547,308
		TOTAL	17,186,974
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—9.5%
30,000	[1]	Delivery Hero AG	$1,317,307
8,500		Deutsche Boerse AG	1,131,732
28,000		Deutsche Wohnen AG	1,158,654
177,899		Deutz AG	1,664,125
13,963		GEA Group AG	663,164
15,464		HeidelbergerCement AG	1,559,580
30,000	[1]	JOST Werke AG	1,549,664
108,837		Kloeckner & Co. AG	1,407,511
15,745		Osram Licht AG	1,249,457
18,033		Rheinmetall AG	2,386,536
7,000	[1]	Siltronic AG	1,028,645
		TOTAL	15,116,375
		Hong Kong—2.5%
222,000		Dah Sing Financial Holdings Ltd.	1,436,277
407,500		Techtronic Industries Co.	2,526,101
		TOTAL	3,962,378
		India—0.9%
125,000		Dewan Housing Finance Corp. Ltd.	1,025,279
190,000		Vakrangee Ltd.	461,606
		TOTAL	1,486,885
		Ireland—3.1%
309,000		AIB Group PLC	2,023,040
14,200		Kerry Group PLC, Class A	1,417,662
43,922		Smurfit Kappa Group PLC	1,524,449
		TOTAL	4,965,151
		Israel—0.5%
8,454		NICE Ltd., ADR	816,572
		Italy—0.9%
16,600		DiaSorin SPA	1,359,355
		Japan—20.9%
35,600		Aisin Seiki Co.	2,073,471
25,500		Alps Electric Co.	703,157
41,000		Chugai Pharmaceutical Co. Ltd.	2,117,440
42,400		Daifuku Co.	2,766,691
9,300		Disco Corp.	2,169,981
46,000		Don Quijote Holdings Co. Ltd.	2,570,183
61,000		Doutor Nichires Holdings Co. Ltd.	1,411,855
30,100		Horiba Ltd.	2,223,143
1,720		Japan Hotel REIT Investment Corp.	1,256,232
42,200		Kanamoto Co. Ltd.	1,323,923
17,600		Kusuri No Aoki Holdings Co. Ltd.	1,041,461
37,500		Kyowa Hakko Kirin Co. Ltd.	793,626
27,200		Matsumotokiyoshi Holdings Co. Ltd.	1,142,664
11,300		Nidec Corp.	1,807,683
80,000		Nippon Zeon Corp.	1,197,794
8,000		Nitori Holdings Co. Ltd.	1,340,981
54,800		Persol Holdings Co. Ltd.	1,399,018
26,000		Sompo Japan Nipponkoa Holdings, Inc.	1,001,203
27,800		Square Enix Holdings Co. Ltd.	1,181,490
62,000		Taiyo Nippon Sanso Corp.	906,747
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
43,600		THK Co. Ltd.	$1,881,116
30,000		United Arrows Ltd.	1,216,060
		TOTAL	33,525,919
		Luxembourg—1.2%
350,000		B&M European Value Retail SA	1,979,165
		Mexico—1.5%
105,000		Gruma SA, Class B	1,215,507
241,316		Infraestructura Energetica Nova, SAB de C.V	1,139,331
		TOTAL	2,354,838
		Netherlands—1.0%
36,238		NN Group NV	1,615,780
		Norway—1.5%
38,600		Schibsted ASA, Class A	1,012,453
116,709	[1]	Sparebank 1 Oestlandet	1,423,282
		TOTAL	2,435,735
		Philippines—0.7%
190,000		Jollibee Foods Corp.	1,086,487
		Poland—0.7%
44,000	[1]	Dino Polska Spolka	1,086,896
		Russia—1.0%
360,000		Moscow Exchange MICEX-RTS PJSC	712,907
26,000	[1,2]	X5 Retail Group NV, GDR	928,157
		TOTAL	1,641,064
		Singapore—0.6%
87,000	[1]	Sea Ltd., ADR	953,520
		South Korea—1.6%
22,000	[1]	Korea Aerospace Industry	1,016,489
6,400		Mando Corp.	1,523,503
		TOTAL	2,539,992
		Spain—1.6%
56,234		Cellnex Telecom SAU	1,442,672
50,000		Cia de Distribucion Integral Logista Holdings	1,144,960
		TOTAL	2,587,632
		Sweden—1.7%
160,000		Dometic Group AB	1,645,197
16,000		Evolution Gaming Group AB	1,065,794
		TOTAL	2,710,991
		Switzerland—4.6%
9,370	[1]	Dufry AG	1,343,015
25,882		Julius Baer Group AG	1,673,764
9,500	[1]	Landis+Gyr Group AG	725,195
8,100		Lonza Group AG	2,060,212
7,700		Tecan AG	1,611,943
		TOTAL	7,414,129
		Taiwan—2.3%
122,000		AirTac International Group	2,178,843
110,000		Gourmet Master Co. Ltd.	1,517,076
		TOTAL	3,695,919
		Thailand—2.4%
650,000		Central Pattana PCL, GDR	1,738,613
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—continued
1,500,000		CH. Karnchang Public Co. Ltd., GDR	$1,212,382
735,000		Minor International PCL, GDR	941,560
		TOTAL	3,892,555
		Turkey—0.4%
48,000	[1]	Logo Yazilim Sanayi Ve Ticar	690,977
		United Kingdom—11.2%
63,500		Anglo American PLC	1,541,250
97,997		Ashtead Group PLC	2,825,672
22,600	[1]	ASOS PLC	2,308,063
157,100		Clipper Logistics PLC	870,693
18,282		Croda International PLC	1,157,615
29,605	[1]	Dialog Semiconductor PLC	957,064
37,074		London Stock Exchange Group PLC	2,051,516
161,450		PageGroup PLC	1,186,619
12,010		Rightmove PLC	705,951
33,419		Shire PLC	1,427,665
106,636		St. James's Place Capital PLC	1,685,281
148,282		Wood Group (John) PLC	1,248,129
		TOTAL	17,965,518
		United States—1.0%
17,955	[1]	LivaNova PLC	1,611,282
		TOTAL COMMON STOCKS (IDENTIFIED COST $113,795,178)	158,222,202
		INVESTMENT COMPANY—1.1%
1,767,863	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[4] (IDENTIFIED COST $1,767,830)	1,767,863
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $115,563,008)	159,990,065
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	161,012
		TOTAL NET ASSETS—100%	$160,151,077
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $64,045 and $0, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2018, these restricted securities amounted to $928,157, which represented 0.6% of total net assets.
3	Affiliated holding.
4

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the three months ended February 28, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 11/30/2017	2,483,254
Purchases/Additions	11,178,109
Sales/Reductions	(11,893,500)
Balance of Shares Held 02/28/2018	1,767,863
Value	$1,767,863
Change in Unrealized Appreciation/(Depreciation)	$33
Net Realized Gain/(Loss)	$(231)
Dividend Income	$2,874
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Additional information on restricted securities held at February 28, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
X5 Retail Group NV, GDR	4/20/2017	$832,685	$928,157
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 21,339,644	$ 136,882,558	$—	$158,222,202
Investment Company	1,767,863	—	—	1,767,863
TOTAL SECURITIES	$23,107,507	$136,882,558	$—	$159,990,065
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
REIT	—Real Estate Investment Trust
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018